Deferred Tax Liabilities - Schedule of Components of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Excess of net carrying amount over tax written down value of plant and equipment			RM 7,447,199
Unabsorbed capital allowances			(4,621,659)
Unabsorbed tax losses			(883,509)
Intangible assets			4,524,772
Deferred tax assets and liabilities			RM 6,466,803	RM 7,237,031	RM 18,348,653